Share-based payments - Rollforward of outstanding shares (Details)		12 Months Ended
	Jan. 01, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	79,827,008	99,472,193	91,225,523	83,143,531
Granted		17,749,650	38,753,394	31,979,747
Forfeited		(5,783,031)	(4,752,172)	(4,964,055)
Vested	(26,267,664)	(31,611,804)	(25,754,552)	(18,933,700)
Balance at end of year		79,827,008	99,472,193	91,225,523
Weighted average grant date fair value (EUR per share) | € / shares		€ 5.11	€ 2.63	€ 4.02
Restricted Shares
Share-based payment
Balance at beginning of year	26,763,693	4,527,593	3,275,175	3,582,048
Granted		25,046,200	3,830,700	2,060,342
Forfeited		(783,950)	(1,100,107)	(451,540)
Vested	(401,514)	(2,026,150)	(1,478,175)	(1,915,675)
Balance at end of year		26,763,693	4,527,593	3,275,175
Weighted average grant date fair value (EUR per share) | € / shares		€ 5.05	€ 3.06	€ 4.18